Goodwill, Trade Name and Other Intangible Assets (Tables) - Wilco Holdco Inc	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Changes in carrying Amount of Goodwill

Changes in the carrying amount of goodwill consisted of the following (in thousands):

	Three Months Ended	Year Ended
	March 31, 2021	December 31, 2020
Beginning balance	$1,330,085	$1,330,085
Additions – acquisitions	—	—

Ending balance	$1,330,085	$1,330,085

Changes in the carrying amount of goodwill were as follows for the years ended December 31, 2020 and 2019 (in thousands):

	2020	2019

Beginning balance	$1,330,085	$1,327,837
Additions—acquisitions	—	2,248

Ending balance	$1,330,085	$1,330,085

Schedule of Company's Carrying Amount of Trade Name and Other Intangible Assets

The table below summarizes the Company’s carrying amount of trade name and other intangible assets at March 31, 2021 and December 31, 2020 (in thousands):

	March 31, 2021	December 31, 2020
Gross intangible assets:
ATI trade name (1)	$643,700	$643,700
Non-compete agreements	5,328	4,678
Other intangible assets	640	640
Accumulated amortization:
Accumulated amortization – non-compete agreements	(4,481)	(4,437)
Accumulated amortization – other intangible assets	(253)	(242)

Total trade name and other intangible assets, net	$644,934	$644,339

(1)	Not subject to amortization.

The table below summarizes the Company’s carrying amount of trade name and other intangible assets at December 31, 2020 and 2019 (in thousands):

	2020	2019
Gross intangible assets:
ATI trade name(1)	$643,700	$643,700
Non-compete agreements	4,678	4,428
Other intangible assets	640	640
Accumulated amortization:
Accumulated amortization—non-compete agreements	(4,437)	(4,290)
Accumulated amortization—other intangible assets	(242)	(199)

Total trade name and other intangible assets, net	$644,339	$644,279

(1)	Not subject to amortization.

Schedule of Company's Gross Carrying Amount and Related Accumulated Amortization

The gross carrying amount and related accumulated amortization of the Company’s above market leases and below market leases, after the impact of related impairment charges, were as follows at December 31, 2019 (in thousands):

	2019
	Below Market Leases	Above Market Leases
Gross carrying value	$2,688	$10,303
Accumulated amortization	(1,260)	(7,234)

Ending balance	$1,428	$3,069

Schedule of Amortization Expense (income) Recorded in Clinic Operating Costs and Selling, General and Administrative Expenses

The following table presents the amount of amortization expense (income) recorded in clinic operating costs and selling, general and administrative expenses in the Company’s consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2020, 2019 and 2018 (in thousands):

	2020	2019	2018
Clinic operating costs:
Amortization income(1)	$—	$(1,230)	$(1,662)
Selling, general and administrative expenses:
Amortization expense	190	215	327

Total expense (income)	$190	$(1,015)	$(1,335)

(1)

Clinic operating costs amortization income was primarily related to the amortization of above and below market leases. Due to the adoption of ASC 842, there was no above and below market lease amortization during fiscal year 2020.